FINANCIAL RISK MANAGEMENT - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash and cash equivalents	$ 32,306	$ 25,469	$ 814	$ 11,471